Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 420,907,815
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	418,101,562
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,806,253
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	420,907,815	370,625,505
Fair Value, Measurements, Recurring | Obligations of U. S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	269,110,901	234,938,488
Fair Value, Measurements, Recurring | Mortgage-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	38,421,301	35,117,858
Fair Value, Measurements, Recurring | State, county and municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	110,569,360	98,539,864
Fair Value, Measurements, Recurring | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,806,253	2,029,295
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	418,101,562	368,596,210
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Obligations of U. S. Government Agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	269,110,901	234,938,488
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Mortgage-backed Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	38,421,301	35,117,858
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | State, county and municipal obligations
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	110,569,360	98,539,864
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,806,253	2,029,295
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Other investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 2,806,253	$ 2,029,295